Financial Instruments and Risk Management, Liquidity risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities	$ 13,500	$ 1,800
Liquidity Risk [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	321,643	73,944
Financial liabilities	127,125	83,255
Net financial instruments	$ 194,518	$ (9,311)
Liquidity Risk [Member] | Cash and Cash Equivalents [Member]
Financial asset and financial liability maturity analysis [Abstract]
Weighted average interest rate	2.86%	3.49%
Financial assets	$ 255,279	$ 47,254
Liquidity Risk [Member] | Trade and Other Receivables [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	50,174	15,342
Liquidity Risk [Member] | Other Financial Assets [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	$ 8,805	$ 659
Liquidity Risk [Member] | Other Assets [Member]
Financial asset and financial liability maturity analysis [Abstract]
Weighted average interest rate	2.58%	2.14%
Financial assets	$ 7,385	$ 10,689
Liquidity Risk [Member] | Trade and Other Payables [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities	$ 45,222	$ 32,451
Liquidity Risk [Member] | Interest Bearing Liabilities [Member]
Financial asset and financial liability maturity analysis [Abstract]
Weighted average interest rate	5.84%	10.51%
Financial liabilities	$ 68,348	$ 48,981
Liquidity Risk [Member] | Lease Liabilities [Member]
Financial asset and financial liability maturity analysis [Abstract]
Weighted average interest rate	9.92%	9.63%
Financial liabilities	$ 13,555	$ 1,823
Liquidity Risk [Member] | 1 Year or Less [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	306,563	66,121
Financial liabilities	94,695	73,596
Net financial instruments	211,868	(7,475)
Liquidity Risk [Member] | 1 Year or Less [Member] | Cash and Cash Equivalents [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	255,279	47,254
Liquidity Risk [Member] | 1 Year or Less [Member] | Trade and Other Receivables [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	50,174	15,342
Liquidity Risk [Member] | 1 Year or Less [Member] | Other Financial Assets [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	0	0
Liquidity Risk [Member] | 1 Year or Less [Member] | Other Assets [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	1,110	3,525
Liquidity Risk [Member] | 1 Year or Less [Member] | Trade and Other Payables [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities	45,222	32,451
Liquidity Risk [Member] | 1 Year or Less [Member] | Interest Bearing Liabilities [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities	46,917	39,381
Liquidity Risk [Member] | 1 Year or Less [Member] | Lease Liabilities [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities	2,556	1,764
Liquidity Risk [Member] | 1 to 5 Years [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	6,275	439
Financial liabilities	28,755	9,659
Net financial instruments	(22,480)	(9,220)
Liquidity Risk [Member] | 1 to 5 Years [Member] | Cash and Cash Equivalents [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	0	0
Liquidity Risk [Member] | 1 to 5 Years [Member] | Trade and Other Receivables [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	0	0
Liquidity Risk [Member] | 1 to 5 Years [Member] | Other Financial Assets [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	0	0
Liquidity Risk [Member] | 1 to 5 Years [Member] | Other Assets [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	6,275	439
Liquidity Risk [Member] | 1 to 5 Years [Member] | Trade and Other Payables [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities	0	0
Liquidity Risk [Member] | 1 to 5 Years [Member] | Interest Bearing Liabilities [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities	21,431	9,600
Liquidity Risk [Member] | 1 to 5 Years [Member] | Lease Liabilities [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities	7,324	59
Liquidity Risk [Member] | More than 5 Years [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	8,805	7,384
Financial liabilities	3,675	0
Net financial instruments	5,130	7,384
Liquidity Risk [Member] | More than 5 Years [Member] | Cash and Cash Equivalents [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	0	0
Liquidity Risk [Member] | More than 5 Years [Member] | Trade and Other Receivables [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	0	0
Liquidity Risk [Member] | More than 5 Years [Member] | Other Financial Assets [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	8,805	659
Liquidity Risk [Member] | More than 5 Years [Member] | Other Assets [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	0	6,725
Liquidity Risk [Member] | More than 5 Years [Member] | Trade and Other Payables [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities	0	0
Liquidity Risk [Member] | More than 5 Years [Member] | Interest Bearing Liabilities [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities	0	0
Liquidity Risk [Member] | More than 5 Years [Member] | Lease Liabilities [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities	$ 3,675	$ 0